15. TRADE AND OTHER RECEIVABLES (Details 1) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	$ 1,653	$ 2,766
Less than three months
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	878	2,432
Three to six months
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	450	135
Six to nine months
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	22	37
Nine to twelve months
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	301	161
Less than one year
DisclosureOfExpiredTradeReceivablesLineItems [Line Items]
Expired trade receivables	$ 2	$ 1